UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	3.64%
Consumer Products & Services	15.98%
Financial Services	30.28%
Health Care Related	6.41%
Industrial Products & Services	7.35%
Natural Resources	8.52%
Short Term Investments	6.94%
Technology	12.16%
Transportation	4.11%
Utilities	4.61%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,048.00	$7.07

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$6.99

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.49%
21,900	Ceradyne Inc *	853,881
6,900	Cubic Corp	351,831
300	Esterline Technologies Corp *	22,920
67,400	GenCorp Inc *	432,708
		$1,661,340

Air Freight --- 0.68%
7,100	Atlas Air Worldwide Holdings Inc *	422,521
1,300	Park-Ohio Holdings Corp *	27,482
		$450,003

Airlines --- 1.89%
16,000	Alaska Air Group Inc *	1,095,360
18,300	US Airways Group Inc *	163,053
		$1,258,413

Auto Parts & Equipment --- 0.04%
1,900	Motorcar Parts of America Inc *	28,519
		$28,519

Banks --- 9.40%
4,500	1st Source Corp	93,330
2,000	Bancfirst Corp	77,200
14,800	Bancorp Inc *	154,660
1,000	Bryn Mawr Bank Corp	20,250
600	Camden National Corp	19,686
1,900	Cape Bancorp Inc *	19,000
53,700	CapitalSource Inc	346,365
3,700	Cathay General Bancorp	60,643
1,900	Center Bancorp Inc	19,836
18,600	Central Pacific Financial Corp *	260,400
700	Century Bancorp Inc	18,522
13,300	Citizens & Northern Corp	200,431
30,100	Community Bank System Inc	746,179
700	Community Trust Bancorp Inc	19,404
16,900	Enterprise Financial Services Corp	228,657
900	First Citizens BancShares Inc Class A	168,498
5,400	First Financial Bancorp	90,126
13,050	First Financial Bankshares Inc †	449,573
2,200	First Financial Corp	72,028
27,600	Fulton Financial Corp	295,596
2,400	Great Southern Bancorp Inc	45,480
1,800	Independent Bank Corp (MA)	47,250
5,355	Lakeland Bancorp Inc	53,443
15,600	Lakeland Financial Corp	347,256

7,300	MainSource Financial Group Inc	60,590
700	National Bankshares Inc	17,528
1,400	Northrim BanCorp Inc	26,558
37,800	Old National Bancorp	408,240
700	Orrstown Financial Services Inc	18,417
3,200	Renasant Corp	46,368
4,725	Southside Bancshares Inc †	93,791
5,000	Suffolk Bancorp	69,800
5,700	SY Bancorp Inc	132,525
500	Tompkins Financial Corp †	19,620
21,100	UMB Financial Corp	883,668
7,300	United Bankshares Inc †	178,704
3,400	Virginia Commerce Bancorp Inc *	20,094
5,000	Washington Trust Bancorp Inc	114,850
8,600	Webster Financial Corp	180,772
2,100	WesBanco Inc	41,286
5,100	West Bancorp Inc	44,931
7,000	Western Alliance Bancorp *	49,700
		$6,261,255

Biotechnology --- 0.49%
22,500	Affymax Inc *	154,575
3,400	Affymetrix Inc *	26,962
20,600	Vanda Pharmaceuticals Inc *	147,084
		$328,621

Broadcast/Media --- 0.58%
2,700	Ascent Media Corp Class A *	143,019
14,300	Global Sources Ltd *	131,417
6,200	Nexstar Broadcasting Group Inc *	50,902
700	Saga Communications Inc Class A *	25,900
3,400	Sinclair Broadcast Group Inc Class A	37,332
		$388,570

Building Materials --- 0.34%
17,700	Gibraltar Industries Inc *	200,364
1,500	Quanex Building Products Corp	24,585
		$224,949

Chemicals --- 3.07%
19,500	Ferro Corp *	262,080
14,500	Georgia Gulf Corp *	350,030
3,700	Innospec Inc *	124,357
13,400	Kronos Worldwide Inc	421,430
3,300	Minerals Technologies Inc	218,757
13,800	OM Group Inc *	560,832
2,100	Westlake Chemical Corp	108,990
		$2,046,476

Communications - Equipment --- 1.28%
29,400	Comtech Telecommunications Corp	824,376
5,300	Symmetricom Inc *	30,899
		$855,275

Computer Hardware & Systems --- 1.90%
34,300	Electronics for Imaging Inc *	590,646
71,500	Imation Corp *	674,960
		$1,265,606

Computer Software & Services --- 3.28%
34,900	Cadence Design Systems Inc *	368,544
6,700	Fair Isaac Corp	202,340
11,900	IAC/InterActiveCorp *	454,223
25,700	InfoSpace Inc *	234,384
8,000	ModusLink Global Solutions Inc	35,840
2,900	Pervasive Software Inc *	18,618
26,000	Take-Two Interactive Software Inc *	397,280
8,000	TeleNav Inc *	141,840
19,900	ValueClick Inc *	330,340
		$2,183,409

Conglomerates --- 0.04%
800	Standex International Corp	24,536
		$24,536

Cosmetics & Personal Care --- 0.60%
29,000	Omega Protein Corp *	400,200
		$400,200

Distributors --- 0.14%
9,300	Audiovox Corp Class A *	70,308
1,000	Lawson Products Inc	19,670
		$89,978

Electric Companies --- 3.05%
4,500	Cleco Corp	156,825
31,500	El Paso Electric Co	1,017,450
23,000	UniSource Energy Corp	858,590
		$2,032,865

Electronic Instruments & Equipment --- 3.78%
22,500	AVX Corp	342,900
2,800	Coherent Inc *	154,756
4,300	Coleman Cable Inc *	63,167
5,400	Electro Scientific Industries Inc *	104,220
5,600	Franklin Electric Co Inc	262,920
2,000	General Cable Corp * †	85,160
1,400	Insight Enterprises Inc *	24,794
15,400	LoJack Corp *	67,144
24,400	Newport Corp *	443,348
12,200	RadiSys Corp *	88,938
6,700	Thomas & Betts Corp *	360,795
4,400	Ultralife Corp * †	20,636
33,200	Vishay Intertechnology Inc *	499,328
		$2,518,106

Electronics - Semiconductor --- 1.39%
4,100	DSP Group Inc *	35,670
6,800	Fairchild Semiconductor International Inc *	113,628
4,200	International Rectifier Corp *	117,474
6,200	Lattice Semiconductor Corp *	40,424
30,600	Photronics Inc *	259,182
21,000	Tessera Technologies Inc *	359,940
		$926,318

Engineering & Construction --- 1.10%
62,500	Great Lakes Dredge & Dock Corp	348,750
6,900	Primoris Services Corp †	89,010

21,600	Sterling Construction Co Inc *	297,432
		$735,192

Financial Services --- 2.72%
23,800	American Capital Ltd *	236,334
11,800	Arlington Asset Investment Corp Class A	370,402
10,400	Compass Diversified Holdings †	171,496
4,900	Gladstone Capital Corp	45,276
25,800	Gladstone Investment Corp	184,212
40,900	KKR Financial Holdings LLC †	401,229
1,900	Marlin Business Services Corp *	24,035
8,800	MCG Capital Corp	53,504
2,300	Medallion Financial Corp	22,425
3,900	NGP Capital Resources Co	31,980
28,000	TICC Capital Corp	268,800
		$1,809,693

Food & Beverages --- 1.21%
12,400	B&G Foods Inc	255,688
600	Coca-Cola Bottling Co Consolidated	40,596
23,300	Dole Food Co Inc * †	315,016
1,600	Hain Celestial Group Inc *	53,376
8,900	Susser Holdings Corp *	139,908
		$804,584

Foreign Banks --- 0.92%
35,500	Banco Latinoamericano de Exportaciones SA	614,860
		$614,860

Gold, Metals & Mining --- 0.30%
8,800	Globe Specialty Metals Inc	197,296
		$197,296

Health Care Related --- 2.93%
14,700	AMERIGROUP Corp *	1,035,909
20,100	CardioNet Inc *	106,731
10,800	Magellan Health Services Inc *	591,192
11,200	PDI Inc *	79,408
2,600	Providence Service Corp *	32,890
1,900	US Physical Therapy Inc	46,987
1,100	WellCare Health Plans Inc *	56,551
		$1,949,668

Hotels/Motels --- 0.03%
2,100	Red Lion Hotels Corp *	16,590
		$16,590

Household Goods --- 0.42%
5,100	Blyth Inc	256,785
2,000	Central Garden & Pet Co *	20,300
		$277,085

Independent Power Producer --- 0.13%
14,400	Dynegy Inc Class A *	89,136
		$89,136

Insurance Related --- 4.48%
64,400	American Equity Investment Life Holding Co	818,524
35,500	Amtrust Financial Services Inc †	808,690

9,100	Crawford & Co Class B †	64,337
2,800	Employers Holdings Inc	46,956
6,500	Infinity Property & Casualty Corp	355,290
48,100	Maiden Holdings Ltd	437,710
21,700	Meadowbrook Insurance Group Inc	215,047
19,000	Phoenix Cos Inc *	46,740
1,400	RLI Corp	86,688
2,500	Safety Insurance Group Inc	105,100
		$2,985,082

Investment Bank/Brokerage Firm --- 0.59%
51,000	BGC Partners Inc Class A †	394,230
		$394,230

Leisure & Entertainment --- 3.01%
17,200	Ameristar Casinos Inc	407,812
3,600	Arctic Cat Inc *	48,348
24,900	Boyd Gaming Corp *	216,630
6,100	Isle of Capri Casinos Inc *	53,985
44,100	JAKKS Pacific Inc *	811,881
4,400	Multimedia Games Holding Co Inc *	20,020
9,300	Penn National Gaming Inc *	375,162
3,000	Pinnacle Entertainment Inc *	44,700
3,600	Town Sports International Holdings Inc *	27,396
		$2,005,934

Machinery --- 2.18%
6,600	Albany International Corp Class A	174,174
5,800	Altra Holdings Inc *	139,142
1,700	Hardinge Inc	18,547
8,500	Hurco Cos Inc *	273,785
11,200	Kadant Inc *	352,912
4,900	Miller Industries Inc	91,581
3,900	Mueller Industries Inc	147,849
2,100	NACCO Industries Inc Class A	203,322
1,300	Twin Disc Inc	50,219
		$1,451,531

Medical Products --- 1.65%
3,700	Cooper Cos Inc	293,188
21,100	Invacare Corp	700,309
3,000	SonoSite Inc *	105,510
		$1,099,007

Miscellaneous --- 1.16%
20,100	CRA International Inc *	544,509
2,600	G&K Services Inc Class A	88,036
6,400	Viad Corp	142,656
		$775,201

Office Equipment & Supplies --- 0.81%
47,200	Steelcase Inc Class A	537,608
		$537,608

Oil & Gas --- 6.29%
9,500	BASiC Energy Services Inc *	298,965
34,300	CVR Energy Inc *	844,466
33,200	Delek US Holdings Inc	521,240
1,700	Helix Energy Solutions Group Inc *	28,152

11,300	Hercules Offshore Inc *	62,263
13,200	REX American Resources Corp *	219,120
3,900	SEACOR Holdings Inc	389,844
19,500	Stone Energy Corp *	592,605
31,700	Vaalco Energy Inc *	190,834
39,900	W&T Offshore Inc	1,042,188
		$4,189,677

Paper & Forest Products --- 2.28%
28,200	Buckeye Technologies Inc	760,836
7,800	Domtar Corp	738,816
1,300	Glatfelter	19,994
		$1,519,646

Personal Loans --- 0.99%
50,800	Advance America Cash Advance Centers Inc	350,012
27,800	Imperial Holdings Inc *	282,448
6,200	QC Holdings Inc	24,800
		$657,260

Pharmaceuticals --- 1.70%
19,800	Cumberland Pharmaceuticals Inc * †	113,850
18,900	Medicines Co *	312,039
6,900	Medicis Pharmaceutical Corp Class A	263,373
9,500	Par Pharmaceutical Cos Inc *	313,310
7,000	ViroPharma Inc *	129,500
		$1,132,072

Pollution Control --- 0.03%
3,900	EnergySolutions Inc	19,266
		$19,266

Printing & Publishing --- 0.23%
20,600	AH Belo Corp	153,264
		$153,264

Railroads --- 0.34%
15,300	RailAmerica Inc *	229,500
		$229,500

Real Estate --- 12.87%
1,440	Alexander’s Inc REIT	571,680
11,200	Arbor Realty Trust Inc REIT *	52,416
20,600	Ashford Hospitality Trust REIT	256,470
3,300	BRT Realty Trust REIT *	20,823
37,200	CapLease Inc REIT	182,652
26,100	CBL & Associates Properties Inc REIT	473,193
52,900	Colonial Properties Trust REIT	1,079,159
46,500	Extra Space Storage Inc REIT	991,845
6,300	iStar Financial Inc REIT *	51,093
28,100	Kite Realty Group Trust REIT	139,938
4,200	Mission West Properties Inc REIT	36,876
6,600	Monmouth Real Estate Investment Corp REIT	55,770
2,900	National Health Investors Inc REIT	128,847
108,900	Newcastle Investment Corp REIT	629,442
166,900	NorthStar Realty Finance Corp REIT	672,607
25,300	Post Properties Inc REIT	1,031,228
1,100	PS Business Parks Inc REIT	60,610
31,400	Retail Opportunity Investments Corp REIT	337,864

3,800	Sovran Self Storage Inc REIT	155,800
8,600	Sun Communities Inc REIT †	320,866
7,600	UMH Properties Inc REIT	81,320
87,600	U-Store-It Trust REIT	921,552
27,200	Winthrop Realty Trust REIT	324,768
		$8,576,819

Restaurants --- 1.35%
580	Biglari Holdings Inc *	226,809
14,400	Brinker International Inc	352,224
1,600	Cheesecake Factory Inc *	50,192
15,300	O’Charley’s Inc *	111,843
14,700	Sonic Corp *	156,261
		$897,329

Retail --- 5.37%
11,700	Ann Inc *	305,370
10,100	Cato Corp Class A	290,880
23,600	Chicos FAS Inc	359,428
9,200	Dillard’s Inc †	479,688
14,600	Finish Line Inc Class A	312,440
48,000	HOT Topic Inc	357,120
22,900	Nutrisystem Inc	321,974
36,400	Pier 1 Imports Inc *	421,148
17,400	Select Comfort Corp *	312,852
3,500	Stamps.com Inc	46,690
10,100	Williams-Sonoma Inc	368,549
		$3,576,139

Savings & Loans --- 1.43%
5,600	Astoria Financial Corp	71,624
14,300	Dime Community Bancshares Inc	207,922
3,300	First Defiance Financial Corp	48,477
4,100	First Financial Northwest Inc *	20,787
2,100	Fox Chase Bancorp Inc	28,455
11,200	OceanFirst Financial Corp	145,040
17,200	Provident Financial Services Inc	246,304
15,500	TrustCo Bank Corp NY	75,950
2,800	WSFS Financial Corp	111,020
		$955,579

Specialized Services --- 1.66%
9,300	Barrett Business Services Inc	133,176
5,400	Cambium Learning Group Inc *	18,198
17,900	Career Education Corp * †	378,585
3,500	Euronet Worldwide Inc *	53,935
4,600	ITT Educational Services Inc * †	359,904
4,200	Kelly Services Inc Class A *	69,300
9,300	On Assignment Inc *	91,419
		$1,104,517

Telephone & Telecommunications --- 1.97%
3,400	General Communication Inc Class A *	41,038
21,900	IDT Corp Class B	591,738
18,700	Neutral Tandem Inc *	325,754
7,400	SureWest Communications	123,728
52,900	Vonage Holdings Corp *	233,289
		$1,315,547

Textiles --- 0.46%
18,000	Movado Group Inc	307,980
		$307,980

Transportation --- 1.38%
9,100	Amerco Inc *	874,965
1,200	Con-way Inc	46,572
		$921,537

Utilities --- 1.75%
7,600	Chesapeake Utilities Corp	304,228
1,300	NorthWestern Corp	43,043
21,200	Southwest Gas Corp	818,532
		$1,165,803

Water --- 0.07%
4,700	Consolidated Water Co Ltd	43,663
		$43,663

TOTAL COMMON STOCK --- 98.25% (Cost $57,814,086)		$65,452,734

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

155,000	United States of America	154,984
	0.05% September 15, 2011

TOTAL SHORT-TERM INVESTMENTS --- 0.23% (Cost $154,984)		$154,984

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,122,065	Undivided interest of 2.73% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $1,122,065 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	1,122,065

602,581	Undivided interest of 1.67% in a repurchase agreement (Principal Amount/Value $36,097,850 with a maturity value of $36,097,855) with BNP Paribas Securities Corp, 0.005%, dated 6/30/11, to be repurchased at $602,581 on 7/1/11, collateralized by U.S. Treasury, 0.00% - 4.88%, 7/31/11 - 5/15/21, with a value of $36,819,810.	602,581

999,947	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,947 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,947

999,947	Undivided interest of 3.52% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $999,947 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	999,947

999,947	Undivided interest of 19.23% in a repurchase agreement (Principal Amount/Value $5,200,000 with a maturity value of $5,200,009) with JP Morgan Securities, 0.06%, dated 6/30/11, to be repurchased at $999,947 on 7/1/11, collateralized by Fannie Mae, 3.00% - 6.50%, 11/1/17 - 7/1/41, with a value of $5,304,018.	999,947

TOTAL SECURITIES LENDING COLLATERAL --- 7.09% (Cost $4,724,487)		$4,724,487

TOTAL INVESTMENTS --- 105.57% (Cost $62,693,557)		$70,332,205

OTHER ASSETS & LIABILITIES --- (5.57%)		$(3,711,244)

TOTAL NET ASSETS --- 100%		$66,620,961

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
REIT	Real Estate Investment Trust

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	11	$907,940	September 2011	$50,351

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Small-Cap Value Portfolio

ASSETS:
Investments in securities, market value (including $4,537,915 of securities on loan)(a)	$70,332,205
Cash	741,328
Dividends receivable	123,249
Subscriptions receivable	31,900
Receivable for investments sold	8,293,289
Variation margin on futures contracts	7,171

Total Assets	79,529,142

LIABILITIES:
Payable to investment adviser	74,600
Payable upon return of securities loaned	4,724,487
Redemptions payable	37,382
Payable for investments purchased	8,071,712

Total Liabilities	12,908,181

NET ASSETS	$66,620,961

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$574,683
Paid-in capital in excess of par	53,935,689
Net unrealized appreciation on investments and future contracts	7,688,999
Undistributed net investment income	107,994
Accumulated net realized gain on investments and future contracts	4,313,596

TOTAL NET ASSETS	$66,620,961

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	5,746,831

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.59

(a) Cost of investments in securities	$62,693,557

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Small-Cap Value Portfolio

INVESTMENT INCOME:
Interest	$463
Income from securities lending	1,268
Dividends	572,511

Total Income	574,242

EXPENSES:
Management fees	461,150

Total Expenses	461,150

NET INVESTMENT INCOME	113,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,008,526
Net realized gain on futures contracts	77,492
Change in net unrealized depreciation on investments	(8,053,131)
Change in net unrealized appreciation on futures contracts	26,280

Net Realized and Unrealized Gain on Investments and Future Contracts	3,059,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,172,259

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Small-Cap Value Portfolio

OPERATIONS:
Net investment income	$113,092	$444,764
Net realized gain on investments	11,008,526	30,411,348
Net realized gain on futures contracts	77,492	1,130,028
Change in unrealized depreciation on investments	(8,053,131)	(5,799,398)
Change in unrealized appreciation (depreciation) on futures contracts	26,280	(30,322)

Net Increase in Net Assets Resulting from Operations	3,172,259	26,156,420

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,098)	(515,637)

Total Distributions	(5,098)	(515,637)

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,668,629	43,693,942
Shares issued in reinvestment of distributions	5,098	515,637
Shares redeemed	(16,036,882)	(139,064,539)

Net Decrease in Net Assets Resulting from Share Transactions	(8,363,155)	(94,854,960)

Total Decrease in Net Assets	(5,195,994)	(69,214,177)

NET ASSETS:
Beginning of period	71,816,955	141,031,132

End of period (a)	$66,620,961	$71,816,955

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	679,274	4,859,963
Shares issued in reinvestment of distributions	468	50,315
Shares redeemed	(1,426,179)	(15,111,035)

Net Decrease	(746,437)	(10,200,757)

(a) Including undistributed net investment income:	$107,994	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008(a)
Maxim Small-Cap Value Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$11.06		$8.45	$7.06	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.07	0.07	0.05
Net realized and unrealized gain (loss)	0.51		2.61	1.39	(2.94)

Total Income (Loss) Form Investment Operations	0.53		2.68	1.46	(2.89)

LESS DISTRIBUTIONS:
From net investment income	0.00	(b)	(0.07)	(0.07)	(0.05)

Total Distributions	0.00		(0.07)	(0.07)	(0.05)

NET ASSET VALUE, END OF PERIOD	$11.59		$11.06	$8.45	$7.06

TOTAL RETURN(c)	4.80	%(d)	31.76%	20.87%	(28.84	%)(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$66,621		$71,817	$141,031	$145,850
Ratio of expenses to average net assets	1.40	%(e)	1.40%	1.40%	1.40	%(e)
Ratio of net investment income (loss) to average net assets	0.34	%(e)	0.50%	1.25%	1.24	%(e)
Portfolio turnover rate	78	%(d)	86%	95%	66	%(d)

(a)	The portfolio commenced operations on May 15, 2008.
(b)	The distribution from net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		63,361,911		-		-		63,361,911
Foreign Common Stock		2,090,823		-		-		2,090,823
Derivative Investments:
Futures Contracts Variation Margin		7,171		-		-		7,171
Short-term Investments and Securities Lending Collateral		-		4,879,471		-		4,879,471

Total		$65,459,905		$4,879,471		$0		$70,339,376

* Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since inception of the Portfolio in 2008 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $51,689,952 and $60,178,386, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $63,944,869. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,208,557 and gross depreciation of securities in which there was an excess of tax cost over value of $1,821,221 resulting in net appreciation of $6,387,336.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Future Contracts	Variation margin on futures contracts	$7,171

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized gain on futures contracts	$77,492	Change in net unrealized appreciation on futures contracts	$26,280

The number of futures contracts held at June 30, 2011 is lower than the average outstanding during the period. As of June 30, 2011, the Portfolio held 11 futures contracts. The average number of futures contracts outstanding during the period was 17.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $4,537,915 and received collateral of $4,724,487 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011